Fair Value Of Assets And Liabilities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 contract	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of futures contracts (as shown)	10	10
Purchased Put Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of derivative contracts	4
Derivative Instrument, Maximum Exposure, Undiscounted	$ 2.5
Derivative, Loss on Derivative	2.5	0
Future [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional value of futures contracts	1.4	1.3
Note Payable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	$ 3.7	$ 0